Vessel Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Revenue [Abstract]
Vessel revenue, net	$ 164,881	$ 107,036	$ 122,629
Accounts receivable trade, net	404	896
Current portion of deferred revenue	2,094	2,136
Non-current portion of deferred revenue	$ 67	$ 254
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10% of Revenues [Member]
Revenue [Abstract]
Concentration risk percentage	68.00%	83.00%	74.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	34.00%	28.00%	24.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	22.00%	25.00%	17.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	12.00%	18.00%	18.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%	15.00%